Earnings (Loss) per Share (Tables)	12 Months Ended
Dec. 31, 2019
Text Block [Abstract]
Schedule of Basic Earnings Per Share
(a)	Basic earnings (loss) per share for the years ended December 31, 2017, 2018 and 2019 were calculated as follows:

	For the years ended December 31,
	2017	2018	2019
	(in thousands, except for per share data)
Profit (loss) attributable to AUO’s shareholders	$42,609,500	13,071,646	(18,767,191)
Weighted-average number of common shares outstanding during the year (basic)	9,624,245	9,624,245	9,597,268
Basic earnings (loss) per share	$4.43	1.36	(1.96)

Schedule of Diluted Earnings Per Share
(b)	Diluted earnings (loss) per share for the years ended December 31, 2017, 2018 and 2019 were calculated as follows:

	For the years ended December 31,
	2017	2018	2019
	(in thousands, except for per share data)
Profit (loss) attributable to AUO’s shareholders	$42,609,500	13,071,646	(18,767,191)
Weighted-average number of common shares outstanding during the year (including the effect of dilutive potential common stock):
Weighted-average number of common shares (basic)	9,624,245	9,624,245	9,597,268
Effect of employee remuneration in stock	347,903	164,609	-
Weighted-average number of common shares (diluted)	9,972,148	9,788,854	9,597,268
Diluted earnings (loss) per share	$4.27	1.34	(1.96)